Schedule of Restructuring Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	$ 199	$ 181	$ 654	$ 861	$ 1,132	$ 3,531
Product Discontinuation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs					70	1,569
Personnel Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs						1,485
Facility Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs					$ 1,062	$ 477